Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd–Frank Wall Street Reform and Consumer Protection Act and the implementing rules under Item 402(v) of Regulation S-K, we are providing the following pay versus performance disclosure. For additional information concerning our executive compensation programs, please refer to our Compensation Discussion and Analysis above.

Pay Versus Performance Table

	Summary				Average Summary	Average	Value of Initial Fixed $100 Investment Based On:			Upstream
Year	Compensation Table Total for PEO (Simões)	Compensation Actually Paid to PEO (Simões) (1)	Summary Compensation Table for PEO (Gentle)	Compensation Actually Paid to PEO (Gentle) (2)	Compensation Table Total for Non-PEO NEOs	Compensation Actually Paid to Non-PEO NEOs (3)	Total Share- holder Return	Peer Group Total Share- holder Return (4)	Net Income (5)	Production (Million Cubic Feet per Day) (6)

(a)	(b)	(c) (3)	(d)	(e) (4)	(f)	(g)	(h)	(i)	(j)	(k)
2022	$4,304,568	$1,504,568	N/A	N/A	$3,363,296	$1,373,563	23	125	($49,810,000)	129.7
2021	$8,411,925	$12,054,325	N/A	N/A	$7,307,942	$11,629,863	42	104	($114,738,000)	39.2
2020	$2,900,746	$2,744,502	$2,232,757	($17,453,467)	$2,194,126	($4,371,049)	18	81	($210,696,000)	46.2

(1)	Octávio Simões was the Company’s principal executive officer, or PEO, for a portion of 2020 and all of 2021 and 2022. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Simões for each year covered in the Pay Versus Performance Table above (as reported in column (b) above) as compared to the amount reported as compensation actually paid, or CAP, to Mr. Simões for each such covered year (as reported in column (c) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Mr. Simões.

		2020	2021	2022

Summary Compensation Table total for Mr. Simões for the covered year		$2,900,746	$8,411,925	$4,304,568
Less:	Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($2,221,200)	($0)	($0)
Plus:	Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$2,560,000	$0	$0
Plus:	Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(240,000)	$3,600,000	($2,800,000)
Plus:	Fair value of stock and option awards that are granted and vest in the covered fiscal year	$0	$0	$0
Plus:	Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	$(255,044)	$42,400	$0

		2020	2021	2022

Less:	Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($0)	($0)	($0)
Plus:	The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0	$0
Compensation Actually Paid to Mr. Simões for the covered year		$2,744,502	$12,054,325	$1,504,568

(2)	Meg Gentle was the Company’s PEO for a portion of 2020. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Ms. Gentle for 2020 (as reported in column (e) above) as compared to the amount reported as compensation actually paid to Ms. Gentle for 2020 (as reported in column (d) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Ms. Gentle.

		2020

Summary Compensation Table total for Ms. Gentle for the covered year		$2,232,757
Less:	Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($0)
Plus:	Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$0
Plus:	Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	($19,500,000)
Plus:	Fair value of stock and option awards that are granted and vest in the covered fiscal year	$0
Plus:	Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($186,224)
Less:	Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($0)
Plus:	The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0
Compensation Actually Paid to Ms. Gentle for the covered year		($17,453,467)

(3)	The following table contains a reconciliation of the average of the amounts reflected in the Summary Compensation Table for the NEOs (other than the PEOs) for each year covered in the Pay Versus Performance Table above (as reported in column (f) above) as compared to the amount reported as average compensation actually paid to the non-PEO NEOs for each such covered year (as reported in column (g) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by our non-PEO NEOs. The NEOs (other than the PEOs) whose compensation is used to calculate the average amounts in the Pay Versus Performance Table above are Charif Souki (2020–2022), Daniel Belhumeur (2020–2022), Khaled Sharafeldin (2020–2022), Keith Teague (2020 and 2021 only), and Kian Granmayeh (2020–2022).

		2020	2021	2022

Average of Summary Compensation Table Total for non-PEO named executive officers		$2,194,126	$7,307,942	$3,363,296
Less:	Average of stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($1,664,319)	($0)	($137,329)
Plus:	Average of fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$1,644,971	$0	$73,476

		2020	2021	2022

Plus:	Average of the change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	($6,565,870)	$3,373,761	($1,517,545)
Plus:	Average of fair value of stock and option awards that are granted and vest in the covered fiscal year	$69,465	$0	$0
Plus:	Average of change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($49,422)	$948,160	($408,333)
Less:	Average of the fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($0)	($0)	($0)
Plus:	The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0	$0
Average Compensation Actually Paid to the non-PEO named executive officers for the covered year		($4,371,049)	$11,629,863	($1,373,563)

(4)	The peer group total shareholder return for each year in the table is calculated using the peer group we used to help determine executive pay for such year as disclosed in our relevant CD&A, adjusted to account for peers that were acquired during the relevant year. The peer group consisted of Cheniere Energy, Inc., Enterprise Products Partners L.P., Gibson Energy Inc. (2020 and 2021 only), Kinder Morgan, Inc., NextDecade Corporation, NuStar Energy L.P., ONEOK, Inc., Targa Resources Corp, The Williams Companies, Inc., APA Corporation, Continental Resources, Inc. (2020 and 2021 only), EQT Corporation, Range Resources Corporation, Southwestern Energy Company, WPX Energy, Inc. (2020 only), The AES Corporation, Dominion Energy, Inc., PPL Corporation, Sempra, Enlink Midstream (2022 only), Comstock Resources, Inc. (2022 only), and Devon Energy Corporation (2022 only).

(5)	“Net Income” is the Company’s net income as reflected in our audited financial statements for the applicable fiscal year.

(6)	“Upstream Production” is the Company’s annual natural gas production (reported in million cubic feet per day) as reported in the Company’s Form 10-K for fiscal years 2020, 2021, and 2022, as applicable.

Company Selected Measure Name	UpstreamProduction
Peer Group Issuers, Footnote [Text Block]
(4)	The peer group total shareholder return for each year in the table is calculated using the peer group we used to help determine executive pay for such year as disclosed in our relevant CD&A, adjusted to account for peers that were acquired during the relevant year. The peer group consisted of Cheniere Energy, Inc., Enterprise Products Partners L.P., Gibson Energy Inc. (2020 and 2021 only), Kinder Morgan, Inc., NextDecade Corporation, NuStar Energy L.P., ONEOK, Inc., Targa Resources Corp, The Williams Companies, Inc., APA Corporation, Continental Resources, Inc. (2020 and 2021 only), EQT Corporation, Range Resources Corporation, Southwestern Energy Company, WPX Energy, Inc. (2020 only), The AES Corporation, Dominion Energy, Inc., PPL Corporation, Sempra, Enlink Midstream (2022 only), Comstock Resources, Inc. (2022 only), and Devon Energy Corporation (2022 only).

Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Octávio Simões was the Company’s principal executive officer, or PEO, for a portion of 2020 and all of 2021 and 2022. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Simões for each year covered in the Pay Versus Performance Table above (as reported in column (b) above) as compared to the amount reported as compensation actually paid, or CAP, to Mr. Simões for each such covered year (as reported in column (c) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Mr. Simões.

		2020	2021	2022

Summary Compensation Table total for Mr. Simões for the covered year		$2,900,746	$8,411,925	$4,304,568
Less:	Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($2,221,200)	($0)	($0)
Plus:	Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$2,560,000	$0	$0
Plus:	Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(240,000)	$3,600,000	($2,800,000)
Plus:	Fair value of stock and option awards that are granted and vest in the covered fiscal year	$0	$0	$0
Plus:	Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	$(255,044)	$42,400	$0

		2020	2021	2022

Less:	Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($0)	($0)	($0)
Plus:	The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0	$0
Compensation Actually Paid to Mr. Simões for the covered year		$2,744,502	$12,054,325	$1,504,568

(2)	Meg Gentle was the Company’s PEO for a portion of 2020. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Ms. Gentle for 2020 (as reported in column (e) above) as compared to the amount reported as compensation actually paid to Ms. Gentle for 2020 (as reported in column (d) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by Ms. Gentle.

		2020

Summary Compensation Table total for Ms. Gentle for the covered year		$2,232,757
Less:	Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($0)
Plus:	Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$0
Plus:	Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	($19,500,000)
Plus:	Fair value of stock and option awards that are granted and vest in the covered fiscal year	$0
Plus:	Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($186,224)
Less:	Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($0)
Plus:	The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0
Compensation Actually Paid to Ms. Gentle for the covered year		($17,453,467)

Non-PEO NEO Average Total Compensation Amount	$ 3,363,296	$ 7,307,942	$ 2,194,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,373,563	11,629,863	(4,371,049)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The following table contains a reconciliation of the average of the amounts reflected in the Summary Compensation Table for the NEOs (other than the PEOs) for each year covered in the Pay Versus Performance Table above (as reported in column (f) above) as compared to the amount reported as average compensation actually paid to the non-PEO NEOs for each such covered year (as reported in column (g) above). Amounts reported as compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts actually realized or received by our non-PEO NEOs. The NEOs (other than the PEOs) whose compensation is used to calculate the average amounts in the Pay Versus Performance Table above are Charif Souki (2020–2022), Daniel Belhumeur (2020–2022), Khaled Sharafeldin (2020–2022), Keith Teague (2020 and 2021 only), and Kian Granmayeh (2020–2022).

		2020	2021	2022

Average of Summary Compensation Table Total for non-PEO named executive officers		$2,194,126	$7,307,942	$3,363,296
Less:	Average of stock and option awards as reported in the Summary Compensation Table for the covered fiscal year	($1,664,319)	($0)	($137,329)
Plus:	Average of fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$1,644,971	$0	$73,476

		2020	2021	2022

Plus:	Average of the change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	($6,565,870)	$3,373,761	($1,517,545)
Plus:	Average of fair value of stock and option awards that are granted and vest in the covered fiscal year	$69,465	$0	$0
Plus:	Average of change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year	($49,422)	$948,160	($408,333)
Less:	Average of the fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year	($0)	($0)	($0)
Plus:	The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0	$0
Average Compensation Actually Paid to the non-PEO named executive officers for the covered year		($4,371,049)	$11,629,863	($1,373,563)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

2022 Tabular List

In our assessment, the most important performance measures used to link compensation actually paid (as calculated in accordance with SEC rules) to Company performance are listed in the table below, in no particular order:

Most Important Financial Measures Used to Link Compensation Actually Paid to Company Performance

Upstream Production
Stock Price Appreciation (TSR)
Cash Generated
Notice to Proceed
Achievement of FID
Net Income
Gross Revenue

Total Shareholder Return Amount	$ 23	42	18
Peer Group Total Shareholder Return Amount	125	104	81
Net Income (Loss)	$ (49,810,000)	$ (114,738,000)	$ (210,696,000)
Company Selected Measure Amount	129.7	39.2	46.2
PEO Name	Mr. Simões	Mr. Simões	Mr. Simões
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Upstream Production
Non-GAAP Measure Description [Text Block]
(6)	“Upstream Production” is the Company’s annual natural gas production (reported in million cubic feet per day) as reported in the Company’s Form 10-K for fiscal years 2020, 2021, and 2022, as applicable.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Appreciation (TSR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Generated
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Notice to Proceed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Achievement of FID
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Gross Revenue
Simoes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,304,568	$ 8,411,925	$ 2,900,746
PEO Actually Paid Compensation Amount	1,504,568	12,054,325	2,744,502
Simoes [Member] | Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(2,221,200)
Simoes [Member] | Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	2,560,000
Simoes [Member] | Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,800,000)	3,600,000	(240,000)
Simoes [Member] | Fair value of stock and option awards that are granted and vest in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Simoes [Member] | Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	42,400	(255,044)
Simoes [Member] | Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Simoes [Member] | The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Gentle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,232,757		2,232,757
PEO Actually Paid Compensation Amount	(17,453,467)		(17,453,467)
Gentle [Member] | Stock and option awards as reported in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Gentle [Member] | Fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Gentle [Member] | Change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,500,000)
Gentle [Member] | Fair value of stock and option awards that are granted and vest in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Gentle [Member] | Change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(186,224)
Gentle [Member] | Fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Gentle [Member] | The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average of stock and option awards as reported in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(137,329)	0	(1,664,319)
Non-PEO NEO [Member] | Average of fair value of stock and option awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,476	0	1,644,971
Non-PEO NEO [Member] | Average of the change in fair value as of the end of the covered fiscal year of stock and option awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,517,545)	3,373,761	(6,565,870)
Non-PEO NEO [Member] | Average of fair value of stock and option awards that are granted and vest in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	69,465
Non-PEO NEO [Member] | Average of change in fair value as of the vesting date of any stock and option awards granted in a prior fiscal year that vest during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(408,333)	948,160	(49,422)
Non-PEO NEO [Member] | Average of the fair value as of the end of the prior fiscal year of all stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0